File No. 333-23983       CIK #897179

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 4
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                Van Kampen American Capital Insured Income Trust,
                      Intermediate Series 65 and Series 66
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603
               (Name and complete address of agents for service)

   ( X ) Check if it is proposed that this filing will become effective on June 25, 2001 pursuant to paragraph (b) of Rule 485.



                                                          Intermediate Series 65
                                                                     1,807 Units
                           VAN KAMPEN AMERICAN CAPITAL
                              INSURED INCOME TRUST

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
 NOTE: Part I of this Prospectus may not be distributed unless accompanied by
Part II. Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------



                                    THE TRUST

   This series of Van Kampen American Capital Insured Income Trust (the "Trust") consists of an insured portfolio ofinterest-bearing intermediate or long-term corporate, taxable municipal or government debt obligations (the "Obligations").

                              PUBLIC OFFERING PRICE

   The Public Offering Price of the Units of each Trust includes the aggregate bid price of the Securities in such Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by such Trust, and accrued interest, if any.See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS

   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". Themethods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE  CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS JUNE 25, 2001


                                   VAN KAMPEN

    VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, INTERMEDIATE SERIES 65
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AS OF APRIL 12, 2001
                         SPONSOR: VAN KAMPEN FUNDS INC.
                       EVALUATOR: J.J. KENNY CO., INC. (1)
              SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP. (1)
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                            VIIN
                                                                                                      -----------------
GENERAL INFORMATION
Principal Amount (Par Value) of Obligations                                                           $       1,830,000
Number of Units                                                                                                   1,807
Fractional Undivided Interest in Trust per Unit                                                                 1/1,807
Public Offering Price:
      Aggregate Bid Price of Obligations in Portfolio                                                 $    1,893,516.88
      Aggregate Bid Price of Obligations per Unit                                                     $        1,047.88
      Sales charge 2.564% (2.50% of Public Offering Price excluding principal cash)                   $           26.80
      Principal Cash per Unit                                                                         $          (2.65)
      Public Offering Price per Unit (2)                                                              $        1,072.03
Redemption Price per Unit                                                                             $        1,045.23
Excess of Public Offering Price per Unit over Redemption Price per Unit                               $           26.80
Minimum Value of the Trust under which Trust Agreement may be terminated                              $      615,000.00
 Annual Premium on Portfolio Insurance                                                                $           75.00
Minimum Principal Distribution                  $1.00 per Unit
Date of Deposit                                 March 31, 1997
 Supervisor's Annual Supervisory Fee            Maximum of $.25 per Unit
Evaluator's Annual Evaluation Fee (1)(5)        $595

      Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

                                                                                                                 SEMI-
SPECIAL INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS                                           Monthly        Annual

   Estimated Annual Interest Income per Unit                                                $      68.22    $      68.22
   Less: Estimated Annual Expense excluding Insurance (1)                                   $       3.49    $       3.05
   Less: Annual Premium on Portfolio Insurance                                              $        .04    $        .04
   Estimated Net Annual Interest Income per Unit                                            $      64.69    $      65.13
Calculation of Estimated Interest Earnings per Unit:
   Estimated Net Annual Interest Income                                                     $      64.69    $      65.13
   Divided by 12 and 2, respectively                                                        $       5.39    $      32.57
Estimated Daily Rate of Net Interest Accrual per Unit                                       $     .17970    $     .18091
Estimated Current Return Based on Public Offering Price (3)(4)                                     6.02%           6.06%
 Estimated Long-Term Return (3)(4)                                                                 5.27%           5.31%


   Record and Computation Dates ...............TENTH day of the month as follows: monthly - each month; semi-annual - June and December.

   Distribution Dates .................TWENTY-FIFTH day of the month as follows:
monthly - each month; semi-annual - June and December.

   Trustee's Annual Fee .............$.91 and $.51 per $1,000 principal amount of Obligations respectively, for those portions of the Trust under the monthly and semi-annual distribution plans.

--------------------------------------------------------------------------------

(1) Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 27, 2001, J.J. Kenny Co., Inc. became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, J.J. Kenny
     Co., Inc. will receive a fee for its services in an amount equal to $.36 per $1,000 principal amount of Bonds per Trust. Van Kampen Investment
     Advisory Corp. will continue to provide portfolio supervisory services for each Trust as Supervisor at the fee set forth above. Van Kampen Funds Inc.
     will provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.10 per Unit and will be included in the Estimated Annual Expenses excluding Insurance in future periods.

(2) Plus accrued interest to the date of settlement (three business days after purchase) of $1.44 and $23.27 for those portions of the Trust under the monthly and semi-annual distribution plans.

(3) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

(4) The Estimated Current Return and Estimated Long-Term Return on an identical portfolio without the insurance obtained by the Trust would have been slightly higher.

(5) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of Bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category
     "All Services Less Rent of Shelter" in the Consumer Price Index.

                                    PORTFOLIO
 The Trust consists of those issues listed under "Portfolio" herein, all of which are insured corporate, taxable municipal or government debt Obligations.
See "Portfolio" herein and "Descriptions of Ratings" in Part Two.

                              PER UNIT INFORMATION
                                                               1998 (1)         1999           2000           2001
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $      967.86  $    1,055.79 $    1,029.95  $      961.03
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $    1,055.79  $    1,029.95 $      961.03  $    1,053.07
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income
   including accrued interest paid on Units redeemed
   (average Units outstanding for entire period) (2).......  $       55.53  $       67.08 $       67.34  $       65.79
                                                              ============   ============  ============   ============
Distributions to Unitholders from Obligation
   redemption proceeds (average Units
   outstanding for entire period)..........................  $          --  $          -- $          --  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Obligations
   (per Unit outstanding at end of period).................  $       85.18  $     (30.56) $     (92.78)  $       97.37
                                                              ============   ============  ============   ============
Distributions of investment income by frequency
   of payment (2)
      Monthly..............................................  $       56.87  $       66.64 $       65.86  $       65.05
      Semiannual...........................................  $       45.99  $       67.22 $       66.56  $       65.89
Units outstanding at end of period.........................          2,925          2,800         1,978          1,807

--------------------------------------------------------------------------------

(1) For the period from March 31, 1997 (date of deposit) through February 28,
   1998.
(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

   TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, Intermediate Series 65:

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen American Capital Insured Income Trust, Intermediate Series 65 as of February 28, 2001, and the related statements of operations and changes in net assets for the three years ended February 28, 1999, February 29, 2000 and February 28, 2001.

   These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of Obligations owned at February 28, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Insured Income Trust, Intermediate Series 65 as of February 28, 2001, and the results of operations and changes in net assets for the three years ended February 28, 1999, February 29, 2000 and February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.

                               GRANT THORNTON LLP

   Chicago, Illinois
   April 27, 2001

    VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, INTERMEDIATE SERIES 65
                             STATEMENTS OF CONDITION
                                FEBRUARY 28, 2001

                                                                                                              VIIN
                                                                                                         --------------
   Trust property
      Cash............................................................................................   $           --
      Obligations at market value, (cost $1,847,381) (note 1).........................................        2,003,405
      Accrued interest................................................................................           28,404
      Receivable for Obligations sold.................................................................               --
                                                                                                         --------------
                                                                                                         $    2,031,809
                                                                                                         ==============
   Liabilities and interest to Unitholders
      Cash overdraft..................................................................................   $      123,642
      Redemptions payable.............................................................................            5,270
      Interest to Unitholders.........................................................................        1,902,897
                                                                                                         --------------
                                                                                                         $    2,031,809
                                                                                                         ==============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (1,807 Units of fractional undivided interest outstanding)
      Cost to original investors of 3,075 Units (note 1)..............................................   $    3,068,204
         Less initial underwriting commission (note 3)................................................           92,035
                                                                                                         --------------
                                                                                                              2,976,169
         Less redemption of Units (1,268 Units).......................................................        1,275,045
                                                                                                         --------------
                                                                                                              1,701,124
      Undistributed net investment income
         Net investment income........................................................................          652,850
         Less distributions to Unitholders............................................................          642,938
                                                                                                         --------------
                                                                                                                  9,912
      Realized gain (loss) on sale or redemption of Obligations.......................................           35,837
      Unrealized appreciation (depreciation) of Obligations (note 2)..................................          156,024
      Distributions to Unitholders of sale or redemption proceeds of Obligations......................               --
                                                                                                         --------------
            Net asset value to Unitholders............................................................   $    1,902,897
                                                                                                         ==============
   Net asset value per Unit (Units outstanding of 1,807)..............................................   $     1,053.07
                                                                                                         ==============



        The accompanying notes are an integral part of these statements.


    VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, INTERMEDIATE SERIES 65
                            STATEMENTS OF OPERATIONS
     YEARS ENDED FEBRUARY 28, 1999, FEBRUARY 29, 2000 AND FEBRUARY 28, 2001

                                                                                     1999         2000         2001
                                                                                 ------------  ------------ -----------
   Investment income
      Interest income..........................................................   $   199,442  $   157,150  $   130,470
      Expenses
         Trustee fees and expenses.............................................         6,681        5,349        4,496
         Evaluator fees........................................................           942          874          595
         Insurance expense.....................................................            69          363           75
         Supervisory fees......................................................           767          727          517
                                                                                 ------------  ------------ -----------
            Total expenses.....................................................         8,459        7,313        5,683
                                                                                 ------------  ------------ -----------
         Net investment income.................................................       190,983      149,837      124,787
   Realized gain (loss) from sale or redemption of Obligations
      Proceeds.................................................................       233,459      837,219       61,737
      Cost.....................................................................       216,194      819,613       62,944
                                                                                 ------------  ------------ -----------
         Realized gain (loss)..................................................        17,265       17,606       (1,207)
   Net change in unrealized appreciation (depreciation) of Obligations.........       (85,567)    (183,510)     175,955
                                                                                 ------------  ------------ -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS....................................................   $   122,681  $   (16,067) $   299,535
                                                                                 ============  ============ ===========

                       STATEMENTS OF CHANGES IN NET ASSETS
     YEARS ENDED FEBRUARY 28, 1999, FEBRUARY 29, 2000 AND FEBRUARY 28, 2001

                                                                                     1999         2000         2001
                                                                                 ------------  ------------ -----------

   Increase (decrease) in net assets
   Operations:
      Net investment income....................................................   $   190,983  $   149,837  $   124,787
      Realized gain (loss) on sale or redemption of Obligations................        17,265       17,606       (1,207)
      Net change in unrealized appreciation (depreciation) of Obligations......       (85,567)    (183,510)     175,955
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......       122,681      (16,067)     299,535
   Distributions to Unitholders from:
      Net investment income....................................................      (193,325)    (154,143)    (125,657)
      Sale or redemption proceeds of Obligations...............................            --           --           --
      Redemption of Units......................................................      (133,682)    (812,733)    (171,891)
                                                                                 ------------  ------------ -----------
         Total increase (decrease).............................................      (204,326)    (982,943)       1,987
   Net asset value to Unitholders
      Beginning of period......................................................     3,088,179    2,883,853    1,900,910
                                                                                 ------------  ------------ -----------
      End of period (including undistributed net investment income of
         $15,088, $10,782 and $9,912, respectively)............................   $ 2,883,853  $ 1,900,910  $ 1,902,897
                                                                                 ============  ============ ===========



        The accompanying notes are an integral part of these statements.


VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, INTERMEDIATE SERIES                              PORTFOLIO as of February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
 Port-                                                                                      Redemption        Market
folio      Aggregate                                                            Rating        Feature         Value
 Item       Principal   Name of Issuer, Title, Interest Rate and Maturity Date  (Note 2)      (Note 2)       (Note 1)
------    ------------- -----------------------------------------------------   --------     ----------   -----------------

  A      $       - 0 -  Dormitory Authority of the State of New York, the New
                         York Methodist Hospital, FHA Insured Mortgage
                       Hospital Revenue Bonds,series 1996
                            (AMBAC Indemnity Insured)
                         7.530% Due 08/01/06                                                              $      - 0 -
------------------------------------------------------------------------------------------------------------------------------------
  B            500,000  State of Ohio, Taxable Development Assistance Revenue
                         Bonds, Series 1996 (AMBAC Indemnity Insured)
                         7.070% Due 10/01/06                                     AAA                           524,155
------------------------------------------------------------------------------------------------------------------------------------
  C            110,000  Hudson County Improvemnet Authority (County of Hudson,
                         New Jersey) Facility Lease Taxable Revenue Bonds
                         FSA Insured)
                         6.910% Due 12/01/06                                     AAA                           114,608
------------------------------------------------------------------------------------------------------------------------------------
  D             40,000  Monroe Township Municipal Utilities Authority (County
                         of Middlesex, New Jersey) Taxable Revenue
                         Bonds (1995 Refunding Series )
                         AMBAC Indemnity Insured
                         7.000% Due 02/01/07                                     AAA      2005 @ 102            41,779
------------------------------------------------------------------------------------------------------------------------------------
  E             75,000  U.S. Treasury Strip
                         0.000% Due 2/15/07                                      AAA                            56,324
------------------------------------------------------------------------------------------------------------------------------------
  F            290,000  Contra Costa County, California, Pension Obligation Taxable
                         Revenue Bonds, Series A (FSA Insured)
                         6.700% Due 06/01/07                                     AAA                           300,600
------------------------------------------------------------------------------------------------------------------------------------
  G            295,000  City of Detroit, Michigan, Downtown Development Authority,
                         Tax Increment Revenue Refunding Bonds (Development
                         Area No.1 Projects) Series 1996A (Taxable)
                         MBIA Insured
                         7.380% Due 07/01/07                                     AAA                           314,797
------------------------------------------------------------------------------------------------------------------------------------
  H            420,000  Community Redevelopment Agency of the City of Compton,
                         California, Compton Redevelopment Project, Refunding
                         Tax Allocation Bonds, Series 1995B (FSA Insured)
                         7.000% Due 08/01/07                                     AAA      2005 @ 103           442,420
------------------------------------------------------------------------------------------------------------------------------------
  I            200,000  Kern County, California, Pension Obligation Taxable Revenue
                         Bonds (MBIA Insured)
                         6.810% Due 08/15/07                                     AAA                           208,722
         -------------                                                                                    -------------
         $   1,930,000                                                                                    $  2,003,405
         =============                                                                                    =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



    VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, INTERMEDIATE SERIES 65
                NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999,
                     FEBRUARY 29, 2000 AND FEBRUARY 28, 2001
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Obligation Valuation - Obligations are stated at the value determined by the Evaluator, American Portfolio Evaluation Services (a division of an affiliate of the Sponsor). The Evaluator may determine the value of the Obligations (1) on the basis of current bid prices of the Obligations obtained from dealers or brokers who customarily deal in Obligations comparable to those held by each of the Trusts, (2) on the basis of bid prices for comparable Obligations, (3) by determining the value of the Obligations by appraisal or (4) by any combination of the above. The Trust maintains insurance which provides for the timely payment when due, of all principal and interest on Obligations owned by it. Except in cases in which Obligations are in default, or significant risk of default, the valuation does not include any value attributable to this insurance feature since the insurance terminates as to any Obligation at the time of its disposition.

   Obligation Cost - The original cost to the Trust was based on the determination by Interactive Data Corporation of the offering prices of the Obligations on the date of deposit (March 31, 1997). Since the valuation is based upon the bid prices, the Trust recognized a downward adjustment of $11,344 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized depreciation reported in the financial statements for the period ended February 28, 1998.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the Obligations in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   New Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for Investment Companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively and are effective for fiscal years beginning after December 15, 2000. Amortization of premium or discount on debt securities will result in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. The trustee and the sponsor believe that the adoption of the provisions in the guide will not have a material impact on the financial statements of the trust.

NOTE 2 - PORTFOLIO
   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies. Ratings marked * are by Moody's Investors Service, Inc. as these Obligations are not rated by Standard & Poor's, A Division of the McGraw-Hill Companies. N/R indicates that the Obligation is not rated by Standard & Poor's, A Division of the McGraw-Hill Companies or Moody's Investors Service, Inc. The ratings shown represent the latest published ratings of the Obligations. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of Obligations is initially or currently callable and the call price for that year. Each issue of Obligations continues to be callable at declining prices thereafter (but not below par value) except for original issue discount Obligations which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of Obligations. "P.R." indicates an Obligation has been prerefunded. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Obligations have an offering side evaluation which represents a premium over par. To the extent that the Obligations were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the Obligations were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Obligations and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly distribution date to holders of record on the related monthly record date. The Estimated Current Return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Part II.

NOTE 2 - PORTFOLIO (CONTINUED)
   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Obligations in the Trust has been obtained by the Trust or by one of the Preinsured Obligations Insurers (as indicated in the Obligation name). Such insurance does not guarantee the market value of the Obligations or the value of the Units. For Obligations covered under the Trust's insurance policy the insurance is effective only while Obligations thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the Obligation involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold Obligations.

   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying Obligations or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of Obligations in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at February 28, 2001 is as follows:

   Unrealized Appreciation         $   156,024
   Unrealized Depreciation                  --
                                   --------------
                                   $   156,024
                                   ==============

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Obligations in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the Obligations per Unit on the date of an investor's purchase, plus a sales charge of 3.00% of the public offering price which is equivalent to 3.093% of the aggregate offering price of the Obligations. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the Obligations per Unit on the date of an investor's purchase plus a sales charge based upon the years to average maturity of the Obligations in the portfolio. The sales charge ranges from 1.0% of the public offering price (1.010% of the aggregate bid price of the Obligations) for a Trust with a portfolio with less than two years to average maturity to 5.40% of the public offering price (5.708% of the aggregate bid price of the Obligations) for a Trust with a portfolio with twenty-one or more years to average maturity.

   Compensation of Evaluator and Supervisor - Notwithstanding anything to the contrary in Part II of this Prospectus, the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Evaluator for providing such services to the Trust). In addition, the Supervisor receives an annual fee for regularly evaluating each of the Trust's portfolios. Effective April 27, 2001, J.J. Kenny Co., Inc. became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. Van Kampen Investment Advisory Corp. will continue to provide portfolio supervisory services for each Trust as Supervisor at the fee described above. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the three years ended February 28, 1999, February 29, 2000 and February 28, 2001, 125 Units, 822 Units and 171 Units, respectively, were presented for redemption.



                                                                       VIITPRO65



                                                                       SERIES 66
                                                                     7,462 UNITS
                           VAN KAMPEN AMERICAN CAPITAL
                              INSURED INCOME TRUST

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
             NOTE: Part I of this Prospectus may not be distributed
 unless accompanied by Part II. Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------



                                    THE TRUST
         This series of Van Kampen American Capital Insured Income Trust (the "Trust") consists of an insured portfolio of interest-bearing intermediate or long-term corporate, taxable municipal or government debt obligations (the

"Obligations").
                              PUBLIC OFFERING PRICE
         The Public Offering Price of the Units of each Trust includes the aggregate bid price of the Securities in such Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by such Trust, and accrued interest, if any. See "Summary of Essential Financial Information".


                     ESTIMATED CURRENT AND LONG-TERM RETURNS
         Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS JUNE 25, 2001

                                   VAN KAMPEN


           VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, SERIES 66
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AS OF APRIL 12, 2001
                         SPONSOR: VAN KAMPEN FUNDS INC.
                       EVALUATOR: J.J. KENNY CO., INC. (1)
              SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP. (1)
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                            VIIT
                                                                                                      -----------------
GENERAL INFORMATION
Principal Amount (Par Value) of Obligations                                                           $       6,345,000
Number of Units                                                                                                   7,462
Fractional Undivided Interest in Trust per Unit                                                                 1/7,462
Public Offering Price:
      Aggregate Bid Price of Obligations in Portfolio                                                 $    6,073,153.01
      Aggregate Bid Price of Obligations per Unit                                                     $          813.88
      Sales charge 5.708% (5.40% of Public Offering Price excluding principal cash)                   $           46.44
      Principal Cash per Unit                                                                         $           (.33)
      Public Offering Price per Unit (2)                                                              $          859.99
Redemption Price per Unit                                                                             $          813.55
Excess of Public Offering Price per Unit over Redemption Price per Unit                               $           46.44
Minimum Value of the Trust under which Trust Agreement may be terminated                              $    1,799,000.00
 Annual Premium on Portfolio Insurance                                                                $        8,387.50
Minimum Principal Distribution                  $1.00 per Unit
Date of Deposit                                 March 31, 1997
 Supervisor's Annual Supervisory Fee            Maximum of $.25 per Unit
Evaluator's Annual Evaluation Fee (1)(5)        $2,025

      Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.
                                                                                                                 SEMI-
SPECIAL INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS                                          MONTHLY        ANNUAL
                                                                                             ------------   -----------

Calculation of Estimated Net Annual Unit Income:
   Estimated Annual Interest Income per Unit                                                $      63.79    $      63.79
   Less: Estimated Annual Expense excluding Insurance (1)                                   $       2.29    $       1.94
   Less: Annual Premium on Portfolio Insurance                                              $       1.12    $       1.12
   Estimated Net Annual Interest Income per Unit                                            $      60.38    $      60.73
Calculation of Estimated Interest Earnings per Unit:
   Estimated Net Annual Interest Income                                                     $      60.38    $      60.73
   Divided by 12 and 2, respectively                                                        $       5.03    $      30.37
Estimated Daily Rate of Net Interest Accrual per Unit                                       $     .16769    $     .16868
Estimated Current Return Based on Public Offering Price (3)(4)                                     7.02%           7.06%
 Estimated Long-Term Return (3)(4)                                                                 7.19%           7.23%

     Record  and  Computation  Dates................  TENTH  day of the month as follows: monthly - each month; semi-annual - June and December.

     Distribution Dates..........................  TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December.

     Trustee's  Annual  Fee......................   $.91  and  $.51  per  $1,000
principal  amount of Obligations  respectively,  for those portions of the Trust under the monthly and semi-annual distribution plans.

--------------------------------------------------------------------------------
               (1) Notwithstanding anything to the contrary in Part II of this
               Prospectus, effective April 27, 2001, J.J. Kenny Co., Inc. became the Evaluator for each Trust in place of American Portfolio
               Evaluation Services, a division of Van Kampen Investment Advisory
               Corp. As successor Evaluator, J.J. Kenny Co., Inc. will receive a fee for its services in an amount equal to $.36 per $1,000 principal amount of Bonds per Trust. Van Kampen Investment
               Advisory Corp. will continue to provide portfolio supervisory services for each Trust as Supervisor at the fee set forth above.
               Van Kampen Funds Inc. will provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.10 per Unit and will be included in the Estimated Annual Expenses excluding Insurance in future periods.

               (2)Plus accrued interest to the date of settlement (three business days after purchase) of $1.34 and $21.66 for those portions of the Trust under the monthly and semi-annual distribution plans.

               (3)The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in
               Part II.

               (4)The Estimated Current Return and Estimated Long-Term Return on an identical portfolio without the insurance obtained by the Trust would have been slightly higher.

               (5)Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of Bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services
               Less Rent of Shelter" in the Consumer Price Index.



                                    PORTFOLIO
   The Trust consists of those issues listed under "Portfolio" herein, all of which are insured corporate, taxable municipal or government debt Obligations.
See "Portfolio" herein and "Descriptions of Ratings" in Part Two.

                              PER UNIT INFORMATION
                                                               1998 (1)         1999           2000           2001
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $      951.00  $    1,028.79 $      982.07  $      817.72
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $    1,028.79  $      982.07 $      817.72  $      831.92
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income
   including accrued interest paid on Units redeemed
   (average Units outstanding for entire period) (2).......  $       60.55  $       73.11 $       61.88  $       60.98
                                                              ============   ============  ============   ============
Distributions to Unitholders from Obligation
   redemption proceeds (average Units
   outstanding for entire period)..........................  $          --  $       38.91 $      117.44  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Obligations
   (per Unit outstanding at end of period).................  $       72.52  $     (10.78) $     (55.14)  $       13.62
                                                              ============   ============  ============   ============
Distributions of investment income by frequency
   of payment (2)
      Monthly..............................................  $       62.13  $       72.54 $       61.01  $       60.63
      Semiannual...........................................  $       50.28  $       73.46 $       63.18  $       61.04
Units outstanding at end of period.........................          8,842          8,538         7,769          7,464

--------------------------------------------------------------------------------
 (1) For the period from March 31, 1997 (date of deposit) through February 28,
   1998.
 (2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.




               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
   TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF
          VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, SERIES 66:

   We have audited the  accompanying  statements of condition
(including the analyses of net assets) and the related  portfolio of Van
Kampen American Capital Insured Income Trust, Series 66 as of February 28, 2001, and the related statements of operations and changes in net assets for the three years ended February 28, 1999, February 29, 2000 and February 28, 2001. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of Obligations owned at February 28, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Insured Income Trust, Series 66 as of February 28, 2001, and the results of operations and changes in net assets for the three years ended February 28, 1999, February 29, 2000 and February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   April 27, 2001


           VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, SERIES 66
                             STATEMENTS OF CONDITION
                                FEBRUARY 28, 2001

                                                                                                              VIIT
                                                                                                         --------------
   Trust property
      Cash............................................................................................   $           --
      Obligations at market value, (cost $5,949,975) (note 1).........................................        6,172,457
      Accrued interest................................................................................          109,868
      Receivable for Obligations sold.................................................................          112,255
                                                                                                         --------------
                                                                                                         $    6,394,580
                                                                                                         ==============
   Liabilities and interest to Unitholders
      Cash overdraft..................................................................................   $      185,135
      Redemptions payable.............................................................................               --
      Interest to Unitholders.........................................................................        6,209,445
                                                                                                         --------------
                                                                                                         $    6,394,580
                                                                                                         ==============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (7,464 Units of fractional undivided interest outstanding)
      Cost to original investors of 8,986 Units (note 1)..............................................   $    8,986,000
         Less initial underwriting commission (note 3)................................................          440,271
                                                                                                         --------------
                                                                                                              8,545,729
         Less redemption of Units (1,522 Units).......................................................        1,341,117
                                                                                                         --------------
                                                                                                              7,204,612
      Undistributed net investment income
         Net investment income........................................................................        2,186,646
         Less distributions to Unitholders............................................................        2,148,884
                                                                                                         --------------
                                                                                                                 37,762
      Realized gain (loss) on sale or redemption of Obligations.......................................           42,428
      Unrealized appreciation (depreciation) of Obligations (note 2)..................................          222,482
      Distributions to Unitholders of sale or redemption proceeds of Obligations......................       (1,297,839)
                                                                                                         --------------
            Net asset value to Unitholders............................................................   $    6,209,445
                                                                                                         ==============
   Net asset value per Unit (Units outstanding of 7,464)..............................................   $       831.92
                                                                                                         ==============



                                     The accompanying notes are an integral part of these statements.


           VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, SERIES 66
                            STATEMENTS OF OPERATIONS
     YEARS ENDED FEBRUARY 28, 1999, FEBRUARY 29, 2000 AND FEBRUARY 28, 2001

                                                                                     1999         2000         2001
                                                                                 ------------  ------------ -----------
   Investment income
      Interest income..........................................................   $   661,730  $   521,984  $   488,132
      Expenses
         Trustee fees and expenses.............................................        15,424       13,661       11,987
         Evaluator fees........................................................         2,734        2,562        2,025
         Insurance expense.....................................................         9,600        9,704        8,447
         Supervisory fees......................................................         2,247        2,236        2,082
                                                                                 ------------  ------------ -----------
            Total expenses.....................................................        30,005       28,163       24,541
                                                                                 ------------  ------------ -----------
         Net investment income.................................................       631,725      493,821      463,591
   Realized gain (loss) from sale or redemption of Obligations
      Proceeds.................................................................       686,625    1,583,612      293,948
      Cost.....................................................................       651,718    1,581,131      289,925
                                                                                 ------------  ------------ -----------
         Realized gain (loss)..................................................        34,907        2,481        4,023
   Net change in unrealized appreciation (depreciation) of Obligations.........       (92,020)    (428,363)     101,649
                                                                                 ------------  ------------ -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS....................................................   $   574,612  $    67,939  $   569,263
                                                                                 ============  ============ ===========

                       STATEMENTS OF CHANGES IN NET ASSETS
     YEARS ENDED FEBRUARY 28, 1999, FEBRUARY 29, 2000 AND FEBRUARY 28, 2001

                                                                                     1999         2000         2001
                                                                                 ------------  ------------ -----------
   Increase (decrease) in net assets
   Operations:
      Net investment income....................................................   $   631,725  $   493,821  $   463,591
      Realized gain (loss) on sale or redemption of Obligations................        34,907        2,481        4,023
      Net change in unrealized appreciation (depreciation) of Obligations......       (92,020)    (428,363)     101,649
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......       574,612       67,939      569,263
   Distributions to Unitholders from:
      Net investment income....................................................      (636,487)    (505,365)    (464,834)
      Sale or redemption proceeds of Obligations...............................      (338,746)    (959,093)          --
      Redemption of Units......................................................      (311,076)    (635,555)    (247,813)
                                                                                 ------------  ------------ -----------
         Total increase (decrease).............................................      (711,697)  (2,032,074)    (143,384)
   Net asset value to Unitholders
      Beginning of period......................................................     9,096,600    8,384,903    6,352,829
                                                                                 ------------  ------------ -----------
      End of period (including undistributed net investment income of
         $50,549, $39,005 and $37,762, respectively)...........................   $ 8,384,903  $ 6,352,829  $ 6,209,445
                                                                                 ============  ============ ===========



        The accompanying notes are an integral part of these statements.


VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST                                                   PORTFOLIO AS OF FEBRUARY 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
 Port-                                                                                      Redemption       Market
folio      Aggregate                                                            Rating        Feature          Value
 Item       Principal   Name of Issuer, Title, Interest Rate and Maturity Date  (Note 2)      (Note 2)       (Note 1)
------    ------------- -----------------------------------------------------   --------     ----------   -----------------
  A      $      30,000  Anaheim, California, Public Finance Authority, Lease Revenue
                         Taxable Senior Public Improvement Bonds, Series B
                         (FSA Insured)                                                    2007 @ 102
                         7.375% Due 09/01/20                                     AAA      2011 @ 100 S.F. $     30,830
------------------------------------------------------------------------------------------------------------------------------------
  B              - 0 -  Georgia Power Company
                         7.950% Due 02/01/23                                                                     - 0 -
------------------------------------------------------------------------------------------------------------------------------------
  C          1,000,000  Commonwealth Edison
                         8.375% Due 02/15/23                                    BBB+      2003 @ 103.86        997,290
------------------------------------------------------------------------------------------------------------------------------------
  D             85,000  Houston Lighting and Power Company
                         7.750% Due 03/15/23                                    BBB+      2003 @ 103.77         84,177
------------------------------------------------------------------------------------------------------------------------------------
  E            910,000  Portland General Electric Company
                         7.750% Due 04/15/23                                      A       2003 @ 103.75        911,820
------------------------------------------------------------------------------------------------------------------------------------
  F            970,000  Metropolitan Edison, Medium Term Notes (MBIA Insured)
                         7.650% Due 06/19/23                                     AAA      2003 @ 103.83        991,660
------------------------------------------------------------------------------------------------------------------------------------
  G            300,000  U.S. Treasury Strip
                         0.000% Due 08/15/23                                     NR                             84,389
------------------------------------------------------------------------------------------------------------------------------------
  H            890,000  Duke Power Company
                         7.875% Due 05/01/24                                     AA-      2001 @ 103.11        908,912
------------------------------------------------------------------------------------------------------------------------------------
  I            495,000  Virginia Electric and Power Company, Series A
                         8.250% Due 03/01/25                                      A       2005 @ 103.48        508,093
------------------------------------------------------------------------------------------------------------------------------------
  J            810,000  City of Easton, Pennsylvania, Taxable General Obligation
                         Bonds (AMBAC Indemnity Insured)                                  2006 @ 102
                         7.170% Due 12/01/25                                     AAA      2016 @ 100 S.F.      816,788
------------------------------------------------------------------------------------------------------------------------------------
  K            855,000  Dayton Power and Light Company
                         8.150% Due 01/15/26                                    BBB+      2003 @ 104.08        838,498
------------------------------------------------------------------------------------------------------------------------------------
  L              - 0 -  Wisconsin Housing and Economic Development Authority,
                         Home Ownership Revenue Bonds, Series 1997C
                         8.360% Due 09/01/28                                                                     - 0 -
         -------------                                                                                    -------------
         $   6,345,000                                                                                    $  6,172,457
         =============                                                                                    =============





--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



           VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST, SERIES 66
                          NOTES TO FINANCIAL STATEMENTS
           FEBRUARY 28, 1999, FEBRUARY 29, 2000 AND FEBRUARY 28, 2001
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Obligation Valuation - Obligations are stated at the value determined by the Evaluator, American Portfolio Evaluation Services (a division of an affiliate of the Sponsor). The Evaluator may determine the value of the Obligations (1) on the basis of current bid prices of the Obligations obtained from dealers or brokers who customarily deal in Obligations comparable to those held by each of the Trusts, (2) on the basis of bid prices for comparable Obligations, (3) by determining the value of the Obligations by appraisal or (4) by any combination of the above. The Trust maintains insurance which provides for the timely payment when due, of all principal and interest on Obligations owned by it. Except in cases in which Obligations are in default, or significant risk of default, the valuation does not include any value attributable to this insurance feature since the insurance terminates as to any Obligation at the time of its disposition.

   Obligation Cost - The original cost to the Trust was based on the determination by Interactive Data Corporation of the offering prices of the Obligations on the date of deposit (March 31, 1997). Since the valuation is based upon the bid prices, the Trust recognized a downward adjustment of $43,785 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized depreciation reported in the financial statements for the period ended February 28, 1998.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the Obligations in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.
   New Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for Investment Companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively and are effective for fiscal years beginning after December 15, 2000. Amortization of premium or discount on debt securities will result in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. The trustee and the sponsor believe that the adoption of the provisions in the guide will not have a material impact on the financial statements of the trust.

NOTE 2 - PORTFOLIO
   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies. Ratings marked * are by Moody's Investors Service, Inc. as these Obligations are not rated by Standard & Poor's, A Division of the McGraw-Hill Companies. N/R indicates that the Obligation is not rated by Standard & Poor's, A Division of the McGraw-Hill Companies or Moody's Investors Service, Inc. The ratings shown represent the latest published ratings of the Obligations. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of Obligations is initially or currently callable and the call price for that year. Each issue of Obligations continues to be callable at declining prices thereafter (but not below par value) except for original issue discount Obligations which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of Obligations. "P.R." indicates an Obligation has been prerefunded. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Obligations have an offering side evaluation which represents a premium over par. To the extent that the Obligations were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the Obligations were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Obligations and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly distribution date to holders of record on the related monthly record date. The Estimated Current Return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Part II.

NOTE 2 - PORTFOLIO (CONTINUED)
   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Obligations in the Trust has been obtained by the Trust or by one of the Preinsured Obligations Insurers (as indicated in the Obligation name). Such insurance does not guarantee the market value of the Obligations or the value of the Units. For Obligations covered under the Trust's insurance policy the insurance is effective only while Obligations thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the Obligation involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold Obligations.

   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying Obligations or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of Obligations in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at February 28, 2001 is as follows:

   Unrealized Appreciation         $   245,397
   Unrealized Depreciation            (22,915)
                                   --------------
                                   $   222,482
                                   ==============

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Obligations in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the Obligations per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Obligations. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the Obligations per Unit on the date of an investor's purchase plus a sales charge based upon the years to average maturity of the Obligations in the portfolio. The sales charge ranges from 1.0% of the public offering price (1.010% of the aggregate bid price of the Obligations) for a Trust with a portfolio with less than two years to average maturity to 5.40% of the public offering price (5.708% of the aggregate bid price of the Obligations) for a Trust with a portfolio with twenty-one or more years to average maturity.

   Compensation of Evaluator and Supervisor - Notwithstanding anything to the contrary in Part II of this Prospectus, the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Evaluator for providing such services to the Trust). In addition, the Supervisor receives an annual fee for regularly evaluating each of the Trust's portfolios. Effective April 27, 2001, J.J. Kenny Co., Inc. became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. Van Kampen Investment Advisory Corp. will continue to provide portfolio supervisory services for each Trust as Supervisor at the fee described above. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the three years ended February 28, 1999, February 29, 2000 and February 28, 2001, 304 Units, 769 Units and 305 Units, respectively, were presented for redemption.



                                                                       VIITPRO66









                         VAN KAMPEN FOCUS PORTFOLIOS(SM)
                       A Division of Van Kampen Funds Inc.


                               PROSPECTUS PART II

                                 SEPTEMBER 2000

                              INSURED INCOME TRUST



                       This prospectus contains two parts.

 No one may use this Prospectus Part II unless accompanied by Prospectus Part I.

--------------------------------------------------------------------------------

         The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



THE TRUST
--------------------------------------------------------------------------------
     GENERAL. Each Trust is a unit investment trust issued under the name Van Kampen Merritt Insured Income Trust, Van Kampen American Capital Insured Income Trust, Van Kampen Insured Income Trust or Van Kampen Focus Portfolios Insured Income Trust. Your Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Date of Deposit among Van Kampen Funds Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, and The Bank of New York, as Trustee, or their predecessors.
    The Trust may be an appropriate medium for investors who desire to participate in a portfolio of long-term taxable fixed income securities issued after July 18, 1984 with greater diversification than they might be able to acquire individually. Diversification of the Trust's assets will not eliminate the risk of loss always inherent in the ownership of Bonds. For a breakdown of the portfolio, see "Portfolio" in Prospectus Part I. In addition, Bonds of the type initially deposited in the portfolio of the Trust are often not available in small amounts and may, in the case of any privately placed Bonds, be available only to institutional investors.
     On the Date of Deposit, the Sponsor deposited the Bonds with the Trustee. The Bonds initially consisted of delivery statements relating to contracts for their purchase and cash, cash equivalents and/or irrevocable letters of credit issued by a financial institution. Thereafter, the Trustee, in exchange for the Bonds, delivered to the Sponsor evidence of ownership of the Units. Unless otherwise terminated as provided herein, the Trust Agreement will terminate at the end of the calender year prior to the fiftieth anniversary of its execution (the twentieth anniversary for intermediate term Trusts).
     Each Unit initially offered represents a fractional undivided interest in the principal and net income of the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each Unit will increase, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed by Unitholders or until the termination of the Trust Agreement.
     OBJECTIVE AND BOND SELECTION. The objective of the Trust is to provide income and conservation of capital by initially investing in a professionally selected portfolio consisting of long-term or intermediate term corporate bonds, taxable municipal bonds or U.S. government obligations. There is, of course, no guarantee that the Trust will achieve its objective. The Trust may be an appropriate investment vehicle for investors who desire to participate in a portfolio of fixed income bonds with greater diversification than they might be able to acquire individually.
     Insurance guaranteeing the timely payment, when due, of all principal and interest on the Bonds in the Trust has been obtained from a bond insurance company. For information relating to insurance on the Bonds, see "Insurance on the Bonds". Neither the Public Offering Price nor any evaluation of Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by the Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering--Offering Price". In addition, these bonds are often not available in small amounts.
    In order for Bonds to be eligible for insurance, they must have credit characteristics which would qualify them for at least the Standard & Poor's rating of "BBB-" or at least the Moody's Investors Service, Inc. rating of "Baa", which in brief represent the lowest ratings for securities of investment grade (see "Description of Ratings" in the Information Supplement). Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security. If an issue is accepted for insurance, a non-cancellable policy for the prompt payment of interest and principal on the Bonds, when due, is issued by the insurer. A monthly premium is paid by the Trust for the insurance obtained by it. The Trustee has the right to obtain permanent insurance from a Portfolio Insurer in connection with the sale of a Bond insured under the insurance policy obtained from the respective Portfolio Insurer by a Trust upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in a Trust is eligible to be sold on an insured basis. All Bonds insured by a Portfolio Insurer or by a Preinsured Bond Insurer receive a "AAA" rating by Standard & Poor's. Standard & Poor's describes securities it rates "AAA" as having "the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong." See "Insurance on the Bonds".
    In selecting Bonds for the Trust, the Sponsor considered the following factors, among others: (a) the prices of the Bonds relative to other bonds of comparable quality and maturity, (b) the diversification of Bonds as to purpose of issue and location of issuer, (c) the availability and cost of insurance for the prompt payment of principal and interest on the Bonds and (d) whether the debt obligations were issued after July 18, 1984.
     TAXABLE MUNICIPAL BONDS. Your Trust may invest in taxable municipal bonds. States, municipalities and public authorities issue these bonds to raise money for a variety of purposes. In selecting bonds, we seek to diversify your portfolio by bond purpose. This section briefly describes different bond types to help you better understand your investment. We list the types of bonds in your portfolio. We also describe these bonds in greater detail in the Information Supplement.
     General obligation bonds are backed by the general taxing power of the issuer. The issuer secures these bonds by pledging its faith, credit and unlimited taxing power for the payment of principal and interest.
     Revenue bonds are payable only from the revenue of a specific project or authority. They are not supported by the issuer's general power to levy taxes. The risk of default in payment of interest or principal increases if the income of the related project falters because that income is the only source of payment. All of the following bonds are revenue bonds.
     Airport bonds are obligations of issuers that own and operate airports. The ability of the issuer to make payments on these bonds primarily depends on the ability of airlines to meet their obligations under use agreements. Due to increased competition, deregulation, increased fuel costs and other factors, some airlines may have difficulty meeting these obligations.
     Certificates of participation are generally a type of municipal lease obligation. Lease payments of a governmental entity secure payments on these bonds. These payments depend on the governmental entity budgeting appropriations for the lease payments. A governmental body cannot obligate future governments to appropriate for or make lease payments, but governments typically promise to take action necessary to include lease payments in their budgets. If a government fails to budget for or make lease payments, sufficient funds may not exist to pay interest or principal on these bonds.
     Health care bonds are obligations of issuers that derive revenue from hospitals and hospital systems. The ability of these issuers to make payments on bonds depends on factors such as facility occupancy levels, demand for services, competition resulting from hospital mergers and affiliations, the need to reduce costs, government regulation, cost of malpractice insurance and claims, and government financial assistance (such as Medicare and Medicaid).
     Public building bonds finance the cost of acquiring, leasing, building or improving public buildings such as offices, recreation facilities, convention centers, police stations, correctional institutions and parking garages. The ability of the issuers to make payments on these bonds depends on factors such as the government budgeting sufficient funds to make lease or mortgage payments on the facility, user fees or rents, costs of maintenance and decreases in use of the facility.
     Tax district bonds are obligations secured by a pledge of taxing power by a municipality, such as tax increment financing or tax allocation bonds. These bonds are similar to general obligation bonds. Unlike general obligation bonds, however, the municipality pledges revenues from a specific tax to pay these bonds. If the tax cannot support payment or interest and principal, a municipality may need to raise the related tax to pay these bonds. An inability to raise the tax could have an adverse affect on these bonds.
     Transportation bonds are obligations of issuers that own and operate public transit systems, ports, highways, turnpikes, bridges and other transportation systems. The ability of these issuers to make payments on these bonds depends on variations in use, the degree of government subsidization, competition from other forms of transportation and increased costs. Port authorities derive revenues primarily from fees imposed on ships using the port facilities. These fees can fluctuate depending on the local economy and competition from air, rail and truck transportation. Increased fuel costs, alternative transportation modes and competition from toll-free bridges and roads will impact revenues of issuers that operate bridges, roads or tunnels.
     PUBLIC UTILITY BONDS. Your Trust may also invest in public utility bonds. Utilities consist of gas, water, telephone and electricity. Some utilities may own or operate nuclear generating facilities. Utilities are generally subject to extensive regulation by state utility commissions which establish rates and the appropriate rate of return on an approved asset base.
     MORE ABOUT THE BONDS. In addition to describing the purpose of the bonds, we also list other information about the bonds in the "Portfolio" in Prospectus
Part I. This information relates to other characteristics of the bonds. This section briefly describes some of these characteristics.
     Original issue discount bonds were initially issued at a price below their face (or par) value. These bonds typically pay a lower interest rate than comparable bonds that were issued at or above their par value. In a stable interest rate environment, the market value of these bonds tends to increase more slowly in early years and in greater increments as the bonds approach maturity. The issuers of these bonds may be able to call or redeem a bond before its stated maturity date and at a price less than the bond's par value.
     Zero coupon bonds are a type of original issue discount bond. These bonds do not pay any current interest during their life. If you own this type of bond, you have the right to receive a final payment of the bond's par value at maturity. The price of these bonds often fluctuates greatly during periods of changing market interest rates compared to bonds that make current interest payments. The issuers of certain of these bonds can call the bond at a price below the bond's par value.
     "When, as and if issued" bonds are bonds that trade before they are actually issued. This means that we can only deliver them to your Trust "when, as and if" the bonds are actually issued. Delivery of these bonds may be delayed or may not occur. Interest on these bonds does not begin accruing to your Trust until we deliver the bond to the Trust. You may have to adjust your tax basis if we deliver any of these bonds after the expected delivery date. Any adjustment would reflect interest that accrued between the time you purchased your units and the delivery of the bonds to your Trust. This could lower your first year estimated current return. You may experience gains or losses on these bonds from the time you purchase units even though your Trust has not yet received them.

     RISK FACTORS. All investments involve risk. This section describes the main risks that can impact the value of bonds in your Trust. You should understand these risks before you invest. If the value of the bonds falls, the value of your units will also fall. We cannot guarantee that your Trust will achieve its objective or that your investment return will be positive over any period.
     Market risk is the risk that the value of the bonds in your Trust will fluctuate. This could cause the value of your units to fall below your original purchase price or below the par value. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a bond's issuer or insurer, perceptions of the issuer or insurer, or ratings on a bond. Even though we carefully supervise your portfolio, you should remember that we do not manage your portfolio. Your Trust will not sell a bond solely because the market value falls as is possible in a managed fund.
     Interest rate risk is the risk that the value of bonds will fall if interest rates increase. Bonds typically fall in value when interest rates rise and rise in value when interest rates fall. Bonds with longer periods before maturity are often more sensitive to interest rate changes.
     Credit risk is the risk that a bond's issuer or insurer is unable to meet its obligation to pay principal or interest on the bond.
     Call risk is the risk that the issuer prepays or "calls" a bond before its stated maturity. An issuer might call a bond if interest rates fall and the bond pays a higher interest rate or if it no longer needs the money for the original purpose. If an issuer calls a bond, your Trust will distribute the principal to you but your future interest distributions will fall. You might not be able to reinvest this principal at as high a yield. A bond's call price could be less than the price your Trust paid for the bond and could be below the bond's par value. This means that you could receive less than the amount you paid for your units. If enough bonds in your Trust are called, your Trust could terminate early. We list the first date that the issuer can call each bond in the portfolio in Prospectus Part I along with the price the issuer would have to pay.
    Bond quality risk is the risk that a bond will fall in value if a rating agency decreases the bond's rating. Bond concentration risk is the risk that your Trust is less diversified because it concentrates in a particular type of bond. When a certain type of bond makes up 25% or more of a Trust, the Trust is considered to be "concentrated" in that bond type. We describe the different bond types above.
     Reduced diversification risk is the risk that your Trust will become smaller and less diversified as bonds are sold, are called or mature. This could increase your risk of loss and increase your share of Trust expenses.
     Liquidity risk is the risk that the value of a bond will fall if trading in the bond is limited or absent. No one can guarantee that a liquid trading market will exist for any bond because these bonds generally trade in the over-the-counter market (they are not listed on a securities exchange).
     Litigation and legislation risk is the risk that future litigation or legislation could affect the value of your Trust. Litigation could challenge an issuer's authority to issue or make payments on bonds.
     NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ESTIMATED CURRENT AND LONG-TERM RETURNS
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     The Estimated Current Returns and the Estimated Long-Term Returns are set forth in the Prospectus Part I. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trust and with the principal prepayment, redemption, maturity, exchange or sale of Bonds. The Public Offering Price will vary with changes in the price of the Bonds. Accordingly, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Bonds and (2) takes into account the expenses and sales charge associated with Units. Since the value and estimated retirements of the Bonds and the expenses of a Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only net annual interest income and Public Offering Price.
     In order to acquire certain Bonds, it may be necessary for the Sponsor or Trustee to pay amounts covering accrued interest on the Bonds which exceed the amounts which will be made available through cash furnished by the Sponsor on the Date of Deposit. This cash may exceed the interest which would accrue to the First Settlement Date. The Trustee has agreed to pay for any amounts necessary to cover any excess and will be reimbursed when funds become available from interest payments on the related Bonds.

PUBLIC OFFERING
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     GENERAL. Units are offered at the Public Offering Price. The secondary market public offering price is based on the bid prices of the Bonds, the sales charge described below, cash, if any, in the Principal Account plus accrued interest, if any. The minimum purchase is one Unit. In connection with fully disclosed transactions with the Sponsor, the minimum purchase is the number of Units stated in the contract between the Sponsor and the related broker or agent.
     The secondary market sales charge is computed as described in the following table based upon the estimated long-term return life of the Trust's portfolio:


           YEARS TO MATURITY     SALES CHARGE
          ------------------    --------------
                   1                  1.010%
                   2                  1.523
                   3                  2.041
                   4                  2.302
                   5                  2.564
                   6                  2.828
                   7                  3.093
                   8                  3.627
                   9                  4.167
                  10                  4.384
                  11                  4.603
                  12                  4.712
                  13                  4.822
                  14                  4.932
                  15                  5.042
                  16                  5.152
                  17                  5.263
                  18                  5.374
                  19                  5.485
                  20                  5.597
            21 to 30                  5.708


     For purposes of computation of the estimated long-term return life, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or are subject to redemption at an earlier call date, in which case this call date will be deemed to be the maturity date; or
(b) the Bonds are subject to a "mandatory tender", in which case the mandatory tender will be deemed to be the maturity date. The sales charges in the above table are expressed as a percentage of the aggregate bid prices of the Bonds. Expressed as a percent of the Public Offering Price, the sales charge on the Trust consisting entirely of Bonds with 15 years to maturity would be 4.80%.
     Any reduced sales charge is the responsibility of the selling broker, dealer or agent. The Sponsor will, however, increase the concession or agency commission for quantity purchases.
     Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons (collectively referred to herein as "related purchasers")) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.
   A portion of the sales charge is waived for certain accounts described in this paragraph. Purchases by these accounts are subject only to the portion of the deferred sales charge that is retained by the Sponsor. Please refer to the section called "Wrap Fee and Advisory Accounts" for additional information on these purchases. Units may be purchased in the primary or secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for brokerage services, financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouse or child and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.
     OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus
Part I in accordance with fluctuations in the prices of the Bonds. The price of Units on the Date of Deposit was determined by adding the applicable sales charge to the aggregate offering price of the Bonds and dividing the sum by the number of Units outstanding. This price determination was made on the basis of an evaluation of the Bonds prepared by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. During the initial offering period, the Evaluator will value the Bonds as of the Evaluation Time on days the New York Stock Exchange is open for business and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received at or prior to the Evaluation Time on each such day. The "Evaluation Time" is the close of regular trading on the New York Stock Exchange on each day that the Exchange is open for trading. Orders received by the Trustee, Sponsor or any Underwriter for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. The secondary market Public Offering Price per Unit will be equal to the aggregate bid price of the Bonds plus the applicable secondary market sales charge and dividing the sum by the number of Units outstanding. For secondary market purposes, this computation will be made by the Evaluator as of the Evaluation Time for each day on which any Unit is tendered for redemption and as necessary. The offering price of Bonds may be expected to average approximately 0.35-1% more than the bid price.
     The aggregate price of the Bonds is determined on the basis of bid prices or offering prices, as is appropriate, (a) on the basis of current market prices obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (b) if these prices are not available, on the basis of current market prices for comparable bonds; (c) by causing the value of the Bonds to be determined by others engaged in the practice of evaluation, quoting or appraising comparable bonds; or (d) by any combination of the above. Market prices of the Bonds will generally fluctuate with changes in market interest rates. Unless Bonds are in default in payment of principal or interest or in significant risk of default, the Evaluator will not attribute any value to the insurance obtained by the Trust.
     The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of default (the "Defaulted Bonds") the value of any insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premiums and related expenses attributable to the purchase of Permanent Insurance) and (ii) the market value of Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of a Portfolio Insurer to meet its commitments under any insurance policy, including commitments to issue Permanent Insurance. No value has been ascribed to insurance obtained by an Insured Trust, if any, as of the date of this Prospectus.
     A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.
     ACCRUED INTEREST. Accrued interest is an accumulation of unpaid interest on securities which generally is paid semi-annually, although the Trust accrues interest daily. Because of this, the Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling after the First Settlement Date, the proportionate share of accrued interest to the settlement date is added to the Public Offering Price of Units of Series 44 and subsequent series of the Trust. Unitholders will receive the amount of accrued interest paid on their Units on the next distribution date. In an effort to reduce the accrued interest which would have to be paid by Unitholders, the Trustee will advance the amount of accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the accrued interest added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account after the First Settlement Date. Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unitholders. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units.
     ACCRUED INTEREST (ACCRUED INTEREST TO CARRY). Added to the Public Offering Price of Units for Series 34 and prior Series is accrued interest to carry. Accrued interest to carry consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Obligations in the Trust is actually paid either monthly or semi-annually to the Trust. However, interest on the Obligations in the Trust is accounted for daily on an accrual basis. Because of this, the Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.
     The second element of accrued interest to carry arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Obligations in the Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby. If the Unitholder sells or redeems all or a portion of his Units or if the Obligations in the Trust are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the accrued interest to carry computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption. Purchased and Accrued Interest. Included in the Public Offering Price of Units for Series 35-43 is Purchased Interest and accrued interest as described below.
     PURCHASED AND ACCRUED INTEREST. Added to the Public Offering Price of Units for Series 35-43 is Purchased Interest and accrued interest as described below.
     Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Obligations from the later of the last payment date on the Obligations or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unitholders as Units are redeemed or Obligations mature or are called. See "Summary Of Essential Financial Information" in Prospectus Part I for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the price Unitholders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.
     Accrued Interest. Accrued Interest is an accumulation of unpaid interest on securities which generally is paid semi-annually, although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units. As indicated in "Purchased Interest", accrued interest as of the First Settlement Date includes Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of such accrued interest to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unitholders--Distributions of Interest and Principal." Because of the varying interest payment dates of the Obligations, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unitholders. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest) held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.
     UNIT DISTRIBUTION. Units will be distributed to the public by broker-dealers and others at the Public Offering Price, plus accrued interest. The Sponsor intends to qualify Units for sale in a number of states. Broker-dealers or others will be allowed a concession or agency commission in connection with the distribution of Units equal to 70% of the applicable sales charge.
     Certain commercial banks may be making Units available to their customers on an agency basis. A portion of the sales charge paid by these customers (equal to the agency commission referred to above) is retained by or remitted to the banks. Any discount provided to investors will be borne by the selling dealer or agent. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.
     SPONSOR COMPENSATION. Broker-dealers will receive a gross sales commission equal to the sales charge applicable to the transaction involved. See "Public Offering--General". The Sponsor will receive from the broker-dealers the excess of this gross sales commission over the amounts set forth in the previous section.
     In addition, the Sponsor may have realized a profit or loss, as a result of the difference between the price paid for the Bonds by the Sponsor and the cost of the Bonds to the Trust. The Sponsor or its affiliates may also have realized profits or losses with respect to Bonds which were acquired by the Sponsor from underwriting syndicates of which they were members. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates from which the Bonds in the Trust were acquired. The Sponsor may further realize profit or loss as a result of possible fluctuations in the market value of the Bonds since all proceeds received from purchasers of Units (excluding dealer concessions or agency commissions allowed, if any) will be retained by the Sponsor. The Sponsor will also realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold in connection with maintaining a secondary market for Units and will also realize profits or losses resulting from a redemption of repurchased Units at a price above or below the purchase price.
     Broker-dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of such firms may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such firms that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying firms for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. Approximately every eighteen months the Sponsor holds a business seminar which is open to Underwriters that sell units of trusts it sponsors. The Sponsor pays substantially all costs associated with the seminar, excluding Underwriter travel costs. Each Underwriter is invited to send a certain number of representatives based on the gross number of units such firm underwrites during a designated time period.
     MARKET FOR UNITS. Although not obligated to do so, the Sponsor intends to maintain a market for Units and offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid prices of the Bonds plus accrued interest and any principal cash on hand, less any amounts representing taxes or other governmental charges payable out of the Trust and less any accrued Trust expenses. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at these prices. If a market is not maintained and the Unitholder cannot find another purchaser, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in any price in excess of the Redemption Price and, if so, the amount thereof. The Trustee will notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which the Units would otherwise have been redeemed by the Trustee.

WRAP FEE AND ADVISORY ACCOUNTS
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   Units may be available for purchase in connection with "wrap fee" accounts and other similar accounts. You should consult your financial professional to determine whether you can benefit from these accounts. For these purchases you generally only pay the portion of the sales charge that is retained by your Trust's Sponsor, Van Kampen Funds Inc. You should consult the "Public Offering--General" section for specific information on this and other sales charge discounts.

RIGHTS OF UNITHOLDERS
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     DISTRIBUTIONS OF INTEREST AND PRINCIPAL. Interest received by the Trust, pro rated on an annual basis, will be distributed monthly unless a Unitholder elects to receive quarterly or semi-annual distributions. Certain Trusts do not offer all distribution options. Please refer to Prospectus Part I. The plan of distribution selected by a Unitholder will remain in effect until changed. Unitholders who purchase Units in the secondary market will receive distributions in accordance with the election of the prior owner. Unitholders may change their distribution plan by indicating the change on a card which may be obtained from the Trustee and return the card to the Trustee with their certificates and other documentation required by the Trustee. Certificates should be sent by registered or certified mail to avoid their being lost or stolen. If the card and certificate are properly presented to the Trustee, the change will become effective on the first day after the next semi-annual record date and will remain effective until changed.
     Interest received by the Trust, including that part of the proceeds of any disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account. Other receipts are credited to the Principal Account. After deduction of amounts sufficient to reimburse the Trustee, without interest, for any amounts advanced and paid to the Sponsor as the Unitholder of record as of the First Settlement Date, interest received will be distributed on each distribution date to Unitholders of record as of the preceding record date. All distributions will be net of estimated expenses. Funds in the Principal Account will be distributed on each semi-annual distribution date to Unitholders of record as of the preceding semi-annual record date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account (but may itself earn interest thereon and therefore benefits from the use of these funds) nor to make a distribution from the Principal Account unless the amount available for distribution therein shall equal at least $1.00 per Unit. However, should the amount available for distribution in the Principal Account equal or exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next monthly distribution date to Unitholders of record on the related monthly record date.
     Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of the record date. For the purpose of minimizing fluctuations in interest distributions, the Trustee is authorized to advance amounts necessary to provide interest distributions of approximately equal amounts. The Trustee is reimbursed for these advances from funds in the Interest Account on the next record date. Persons who purchase Units between a record date and a distribution date will receive their first distribution on the second distribution date after the purchase, under the applicable plan of distribution.
     REINVESTMENT OPTION. Unitholders may elect to have distributions on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives that differ from those of the Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and the procedures to follow to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from Van Kampen Funds Inc. at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555.
     After becoming a participant in a reinvestment plan, each Trust distribution will automatically be applied on the applicable distribution date to purchase shares of the applicable Reinvestment Fund at a net asset value computed on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value. Confirmations of all reinvestments will be mailed to the Unitholder by the Reinvestment Fund. A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing at least five days before the next distribution date. Each Reinvestment Fund, its sponsor and investment adviser have the right to terminate its reinvestment plan at any time.
     REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee, at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286, of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, such as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. Redemption of Units cannot occur until certificates representing the Units or satisfactory indemnity have been received by the Trustee. No later than seven calendar days following satisfactory tender, the Unitholder will receive an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of the tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time on days of trading on the New York Stock Exchange, the date of tender is the next day on which that Exchange is open and the Units will be deemed to have been tendered to the Trustee on that day for redemption at the Redemption Price.
     Under Internal Revenue Service regulations, the Trustee is required to withhold a specified percentage of a Unit redemption if the Trustee has not received the Unitholder's tax identification number as required by such regulations. Any amount withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, at any time a Unitholder elects to tender Units for redemption, the Unitholder should provide a tax identification number to the Trustee in order to avoid this possible "back-up withholding".
     The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Bonds as of the Evaluation Time on days of trading on the New York Stock Exchange on the date any such determination is made. The Evaluator determines the Redemption Price per Unit on days Units are tendered for redemption. The Redemption Price per Unit is the pro rata share of each Unit on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds based on the bid prices of the Bonds, except for cases in which the value of insurance has been included, (iii) accrued interest, less (a) amounts representing taxes or other governmental charges and (b) the accrued Trust expenses. The Evaluator may determine the value of the Bonds by employing any of the methods set forth in "Public Offering--Offering Price". In determining the Redemption Price per Unit no value will be assigned to the portfolio insurance maintained on the Bonds in the Trust unless the Bonds are in default in payment of principal or interest or in significant risk of default. For a description of the situations in which the Evaluator may value the insurance obtained by the Trust, see "Public Offering--Offering Price". Accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts will be withdrawn from the Principal Account. Units so redeemed shall be cancelled.
     The price at which Units may be redeemed could be less than the price paid by the Unitholder and may be less than the par value of the Bonds represented by the Units redeemed. The Trustee may sell Bonds to cover redemptions. When Bonds are sold, the size and diversity of the Trust will be reduced. Sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized.
     The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for other periods as the SEC may by order permit. Under certain extreme circumstances the Sponsor may apply to the SEC for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units.
     CERTIFICATES. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation and surrender of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, or certificate transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guaranty program accepted by the Trustee. The Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof. Although no such charge is now made, the Trustee may require a Unitholder to pay a reasonable fee for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.
     REPORTS PROVIDED. Unitholders will receive a statement of interest and other receipts received for each distribution. For as long as the Sponsor deems it to be in the best interest of Unitholders, the accounts of the Trust will be audited annually by independent certified public accountants and the report of the accountants will be furnished to Unitholders upon request. Within a reasonable period of time after the end of each year, the Trustee will furnish to each person who was a registered Unitholder during that year a statement describing the interest and principal received on the Bonds, actual Trust distributions, Trust expenses, a list of the Bonds and other Trust information. Unitholders will be furnished the Evaluator's evaluations of the Bonds upon request.

INSURANCE ON THE BONDS
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     Insurance has been obtained guaranteeing prompt payment of interest and principal, when due, in respect of the Bonds in the Trust. An insurance policy obtained by the Trust is non-cancelable and will continue in force so long as the Trust is in existence, the respective Portfolio Insurer is still in business and the Bonds described in the policy continue to be held by the Trust. Any portfolio insurance premium for an Insured Trust is paid by the Trust on a monthly basis. The premium for any Preinsured Bond insurance has been paid by the issuer, by a prior owner of the Bonds or the Sponsor and any policy is non-cancelable and will continue in force so long as the Bonds so insured are outstanding and the Preinsured Bond Insurer remains in business. The Portfolio Insurers and the Preinsured Bond Insurers are described in "Portfolio" in Prospectus Part I and the notes thereto. More detailed information regarding insurance on the Bonds and the Preinsured Bond and Portfolio Insurers is included in the Information Supplement. See "Additional Information".
     The portfolio insurance obtained by the Trust guarantees the timely payment of principal and interest on the Bonds when they fall due. For this purpose, "when due" generally means the stated maturity date for the payment of principal and interest. However, in the event (a) an issuer defaults in the payment of principal or interest, (b) an issuer enters into a bankruptcy proceeding or (c) the maturity of the Bond is accelerated, the affected Portfolio Insurer has the option to pay the outstanding principal amount of the Bond plus accrued interest to the date of payment and thereby retire the Bond from the Trust prior to the Bond's stated maturity date. The insurance does not guarantee the market value of the Bonds or the value of the Units. The Trustee, upon the sale of a Bond covered under a portfolio insurance policy has the right to obtain permanent insurance with respect to the Bond (i.e., insurance to maturity of the Bond regardless of the identity of the holder) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium and expenses from the proceeds of the sale of the Bond. It is expected that the Trustee would exercise the right to obtain Permanent Insurance only if upon exercise the Trust would receive net proceeds in excess of the sale proceeds if the Bonds were sold on an uninsured basis.
     Because the Bonds are insured by Portfolio Insurers or Preinsured Bond Insurers as to the timely payment of principal and interest, when due, and on the basis of the various reinsurance agreements in effect, Standard & Poor's has assigned to the Units of the Trust its "AAA" investment rating. This rating will be in effect for a period of thirteen months from the Date of Deposit and will, unless renewed, terminate at the end of such period. See "Description of Ratings" in the Information Supplement. This rating should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of the Trust or of the Units.
     Each Portfolio Insurer is subject to regulation by the department of insurance in the state in which it is qualified to do business. Such regulation, however, is no guarantee that each Portfolio Insurer will be able to perform on its contract of insurance in the event a claim should be made. At the date hereof, it is reported that no claims have been submitted or are expected to be submitted to any of the Portfolio Insurers which would materially impair the ability of any such company to meet its commitment pursuant to any contract of insurance. The information relating to each Portfolio Insurer has been furnished by such companies. The financial information with respect to each Portfolio Insurer appears in reports filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof.

TRUST ADMINISTRATION
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     THE SPONSOR. Van Kampen Funds Inc. is the Sponsor of your Trust. We are a subsidiary of Van Kampen Investments Inc. (which is an indirect subsidiary of Morgan Stanley Dean Witter & Co.). We specialize in underwriting and distribution of investment companies with roots in money management dating back to 1926. We are a Delaware corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. You can contact us by calling (630) 684-6000 or at our offices listed on the back cover of this prospectus. As of November 30, 1999, our total stockholders' equity was $141,554,861 (audited). If we fail to or cannot perform our duties under the trust agreement or become bankrupt, the Trustee may appoint a new sponsor, continue to operate your Trust without a sponsor, or terminate your Trust and distribute the liquidation proceeds. Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.
     TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone
(800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".
     PORTFOLIO ADMINISTRATION. The Trust is not a managed fund and, except as provided in the Trust Agreement, Bonds generally will not be sold or replaced. The Sponsor may, however, direct that Bonds be sold in certain limited situations to protect the Trust based on advice from the Evaluator. These situations may include default in interest or principal payments on the Bonds or other obligations of an issuer, an advanced refunding or institution of certain legal proceedings. In addition, the Trustee may sell Bonds designated by the Evaluator for purposes of redeeming Units or payment of expenses. The Evaluator will consider a variety of factors in designating Bonds to be sold including interest rates, market value and marketability. Except in limited circumstances, the Trustee must reject any offer by an issuer to issue bonds in exchange or substitution for the Bonds (such as a refunding or refinancing plan). The Trustee will promptly notify Unitholders of any exchange or substitution. The Information Supplement contains a more detailed description of circumstances in which Bonds may be sold or replaced. See "Additional Information".
     REPLACEMENT BONDS. No assurance can be given that a Trust will retain its present size or composition because Bonds may be sold, redeemed or mature from time to time and the proceeds will be distributed to Unitholders and will not be reinvested. In the event of a failure to deliver any Bond that has been purchased under a contract ("Failed Bonds"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other bonds ("Replacement Bonds") to make up the original portfolio of the Trust. Replacement Bonds must be purchased within 20 days after delivery of the notice of the failed contract and the purchase price (exclusive of accrued interest) may not exceed the amount of funds reserved for the purchase of the Failed Bonds. The Replacement Bonds must (i) be long-term or intermediate term (as applicable) corporate or taxable municipal bonds, debentures, notes or other straight debt obligations (whether secured or unsecured and whether senior or subordinated) without equity or other conversion features, with fixed maturity dates substantially the same as those of the Failed Bonds having no warrants or subscription privileges attached; (ii) be payable in United States currency; (iii) not be when, as and if issued obligations or restricted securities; (iv) be issued after July 18, 1984 if the interest is United States source income; (v) be issued or guaranteed by an issuer subject to or exempt from the reporting requirements under Section 13 or 15(d) of the Securities Exchange Act of 1934 (or similar provisions of law) or guaranteed, directly or indirectly, by means of a lease agreement, agreement to buy securities, services or products, or other similar commitment of the credit of such an issuer to the payment of the substitute Bonds; (vi) maintain the Standard & Poor's AAA rating; and (vii) be eligible for (and when acquired be insured under) the insurance obtained by the Trust. The Trustee shall notify all Unitholders of a Trust within five days after the acquisition of a Replacement Bond and shall make a pro rata distribution of the amount, if any, by which the cost of the Failed Bond exceeded the cost of the Replacement Bond plus accrued interest. If Failed Bonds are not replaced, the Sponsor will refund the sales charge attributable to the Failed Bonds to all Unitholders of the Trust and distribute the principal and accrued interest (at the coupon rate of the Failed Bonds to the date of removal from the Trust) attributable to the Failed Bonds within 30 days after removal. If Failed Bonds are not replaced, the Estimated Net Annual Interest Income per Unit would be reduced and the Estimated Current Return and Estimated Long-Term Return might be lowered. Unitholders may not be able to reinvest their proceeds in other securities at a yield equal to or in excess of the yield of the Failed Bonds.
     AMENDMENT OF TRUST AGREEMENT. The Sponsor and the Trustee may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or to permit the acquisition of Bonds in addition to or in substitution for any of the Bonds initially deposited in the Trust, except for the substitution of certain refunding Bonds. The Trustee will notify Unitholders of any amendment.
     TERMINATION OF TRUST AGREEMENT. A Trust will terminate upon the redemption, sale or other disposition of the last Bond held in the Trust. A Trust may also be terminated at any time by consent of Unitholders of 51% of the Units then outstanding or by the Trustee when the value of the Trust is less than 20% of the original principal amount of Bonds. The Trustee will notify each Unitholder of any termination within a reasonable time and will then liquidate any remaining Bonds. The sale of Bonds upon termination may result in a lower amount than might otherwise be realized if the sale was not required at that time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Bonds per Unit or value at the time of purchase. The Trustee will distribute to each Unitholder his share of the balance of the Interest and Principal Accounts after deduction of costs, expenses or indemnities. The Unitholder will receive a final distribution statement with this distribution. When the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will distribute these amounts to Unitholders. The Information Supplement contains further information regarding termination of a Trust. See "Additional Information".
     LIMITATION ON LIABILITIES. The Sponsor, Evaluator and Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or governmental charges imposed on the Bonds, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee and Sponsor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment.

FEDERAL TAX STATUS
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    For purposes of the following discussions and opinions, it is assumed that the Obligations are debt for federal income tax purposes and that interest on each of the Obligations (including the taxable municipal bonds, if any) is included in gross income for Federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:
    The Trust is not an association taxable as a corporation for United States Federal income tax purposes. Each Unitholder will be considered the owner of a pro rata portion of each of the Trust's assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). Each Unitholder will be considered to have received his pro rata share of income derived from each such asset when such income is considered to be received by the Trust. Each Unitholder will also be required to include in taxable income for Federal income tax purposes, original issue discount with respect to his interest in any Obligations held by the Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.
    Each Unitholder will have a taxable event when an Obligation of the Trust is disposed of (whether by sale, exchange, liquidation, redemption, payment at maturity or otherwise) or when the Unitholder redeems or sells his Units. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust. Such basis is determined (before the adjustments described below) by apportioning the tax basis for the Units among each of the Trust assets according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Obligations delivered after the date the Unitholders pay for their Units to the extent that such interest accrued on such Obligations before the date the Trust acquired ownership of the Obligations (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Unitholders should consult their own tax advisors with regard to calculation of basis.
    Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Obligations (whether by sale, exchange, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Obligation which was issued with original issue discount (including the Treasury Bonds) (or which has market discount) must be increased by the amount of accrued original issue discount (and market discount, if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Obligation which was purchased by the Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost. The Treasury Bonds held by the Trust are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder (as discussed below under "Original Issue Discount"). Because the Treasury Bonds represent interests in "stripped" bonds, a Unitholder's initial cost for his pro rata portion of each Treasury Bond held by the Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Bonds held by the Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Bonds, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences of and accretion of original issue discount.
    LIMITATIONS ON DEDUCTIBILITY OF TRUST EXPENSES BY UNITHOLDERS. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income (similar limitations also apply to estates and trusts). Unitholders may be required to treat some or all of the expenses paid by the Trusts as miscellaneous itemized deductions subject to this limitation.
    PREMIUM. If a Unitholder's tax basis of his pro rata portion in any Obligations held by a Trust exceeds the amount payable by the issuer of the Obligation with respect to such pro rata interest upon the maturity of the Obligation, such excess would be considered premium which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.
    ORIGINAL ISSUE DISCOUNT. Certain of the Obligations of the Trust may have been acquired with "original issue discount." In the case of any Obligations of a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of the Treasury Bonds as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Obligations are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Obligations. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.
    Special original issue discount rules apply if the purchase price of the Obligation by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly these special rules would apply to a Unitholder if the tax basis of his pro rata portion of an Obligation issued with original issue discount exceeds his pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.
    It is possible that a Corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution on stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.
    MARKET DISCOUNT. If a Unitholder's tax basis in his pro rata portion of Obligations is less than the allocable portion of such Obligation's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to Treasury Bonds because they are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisors regarding whether such election should be made and as to the amount of market discount which accrues.
    Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Obligations, on the sale, maturity or disposition of such Obligations by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.
    COMPUTATION OF THE UNITHOLDER'S TAX BASIS. The tax basis of a Unitholder with respect to his interest in an Obligation is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Obligations held by the Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under
Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.
    RECOGNITION OF TAXABLE GAIN OR LOSS UPON DISPOSITION OF OBLIGATIONS BY THE TRUSTS OR DISPOSITION OF UNITS. A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in an Obligation is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor, subject to various non-recognition provisions of the Code. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Obligation deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of an Obligation by a Trust or the disposition of Units by a Unitholder will be determined by the period of time the Unitholder held his Unit and the period of time the Trust held the Obligation. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions ) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under certain circumstances, result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.
    In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult their own tax advisors regarding the effect of this provision on their Units.
    The 1997 Act includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sales rules.
    If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of all of the Obligations represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.
    FOREIGN INVESTORS. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) will not be subject to United States Federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Obligation or the sale of his Units provided that all of the following conditions are met: (i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most securities issued by United States issuers), the Obligation is issued after July 18, 1984 (which is the case for each Obligation held by the Trust), the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Obligation and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Obligation, or (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.
    It should be noted that the Revenue Reconciliation Act of 1993 includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest." The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.
    GENERAL. Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder including amounts received upon the redemption of the Units will be subject to back-up withholding.
    In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.
    The foregoing discussion relates only to United States Federal and New York State and City income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.

EXPENSES
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     The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., which is an affiliate of the Sponsor, will receive the annual supervisory fee indicated under "Summary of Essential Financial Information" in Prospectus Part I for providing portfolio supervisory services for the Trust. In addition, the Evaluator will receive the annual evaluation fee indicated under "Summary of Essential Financial Information" in Prospectus Part I for evaluating the Trust's portfolio. These fees may exceed the actual costs of providing these services for the Trust but the total amount received by the Evaluator for providing these services to all Van Kampen unit investment trusts will not exceed the total cost of providing the services in any calendar year. For its services the Trustee will receive the fee indicated under "Summary of Essential Financial Information" in Prospectus
Part I (which may be reduced as described therein). Part of the Trustee's compensation for its services is expected to result from the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions since these Accounts are non-interest bearing to Unitholders. These fees are based on the outstanding principal amount of Bonds and Units on the Date of Deposit for the first year and as of the close of business on January 1 for each year thereafter.
     Premiums for any portfolio insurance are obligations of the Trust and are payable monthly by the Trustee on behalf of the Trust. As Bonds in the Trust are redeemed by their respective issuers or are sold by the Trustee, the amount of the premium will be reduced in respect of those Bonds. If the Trustee exercises the right to obtain permanent insurance, the premiums payable for such permanent insurance will be paid solely from the proceeds of the sale of the related Bonds. The premiums for the permanent insurance will decline over the life of the Bond.
     The following additional charges are or may be incurred by the Trust: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part, (f) any special custodial fees payable in connection with the sale of any of the Bonds in the Trust, (g) expenditures incurred in contacting Unitholders upon termination of the Trust and (h) costs incurred to reimburse the Trustee for advancing funds to the Trust to meet scheduled distributions (which costs may be adjusted periodically in response to fluctuations in short-term interest rates). The Trust will pay the costs associated with updating its registration statement each year. The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the portfolio of the applicable Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Bonds to pay such amounts.
     The Trustee will periodically deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust. The Trustee also may withdraw from these Accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate Accounts.

ADDITIONAL INFORMATION
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     This Prospectus does not contain all the information set forth in the Registration Statement filed by your Trust with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

OTHER MATTERS
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     LEGAL MATTERS. The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Trustee and special counsel to the Trust for New York tax matters.
     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related portfolio at the Date of Deposit included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


FOCUS ON . . .

  , YOUR PROSPECTUS PART 2
    The Trust.........................................2
    Estimated Current and Long-Term Returns...........5
    Public Offering...................................5
    Wrap Fee and Advisory Accounts....................9
    Rights of Unitholders............................10
    Insurance on the Bonds...........................12
    Trust Administration.............................13
    Federal Tax Status...............................15
    Expenses.........................................19
    Additional Information...........................20
    Other Matters....................................20

  , DAILY PRICES
    (1)  Call our 24-Hour Pricing Line
         (800) 953-6785
  (1) Visit our Focus Portfolios Internet Pricing Page http://www.vankampen.com

  , ACCOUNT QUESTIONS
    (1)  Contact the Trustee
         (800) 221-7668

  , LEARNING MORE ABOUT UNIT TRUSTS
    (1)  Contact Van KampeN
         (630) 684-6000
  (1) Visit our Focus Portfolios Internet Product Page http://www.vankampen.com

  , ADDITIONAL INFORMATION
    You may obtain an Information Supplement that provides more details about your trust and its policies. (1) Visit the SEC Internet Site
         http://www.sec.gov
    (1)  Contact the Trustee
         (800) 221-7668








                           VAN KAMPEN FOCUS PORTFOLIOS
                       A DIVISION OF VAN KAMPEN FUNDS INC.


                               Prospectus Part II
                                 September 2000

                              INSURED INCOME TRUST



                              VAN KAMPEN FUNDS INC.


                                1 Parkview Plaza
                                  P.O. Box 5555
                      Oakbrook Terrace, Illinois 60181-5555

                        VAN KAMPEN FOCUS PORTFOLIOS (SM)
                       A Division of Van Kampen Funds Inc.


                             INFORMATION SUPPLEMENT

                              INSURED INCOME TRUST
--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Fund which is not described in the Prospectus for the Fund. This Information Supplement should be read in conjunction with the Fund's prospectus. This Information Supplement is not a prospectus (but is incorporated into the Prospectus by reference), does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. All capitalized terms have been defined in the Prospectus.


                                TABLE OF CONTENTS

                                                           PAGE
   Risk Factors..........................................    2
   Insurance on the Bonds................................    5
   Portfolio Administration..............................   11
   Sponsor Information...................................   11
   Trustee Information...................................   12
   Termination of the Trust Agreement....................   13
   Description of Ratings................................   13


                                  RISK FACTORS
   The Trusts include certain types of bonds described below. Accordingly, an investment in a Trust should be made with an understanding of the characteristics of and risks associated with such bonds. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds.
    PUBLIC UTILITY ISSUES. The Trust contains bonds of public utility issuers. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Bonds in the portfolio to make payments of principal and/or interest on such Bonds.
    Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.
    The California Public Utility Commission ("CPUC") is in the process of deregulating the electric utility industry in California. This change will eventually result in full competition between electric utilities and independent power producers in the generation and sale of power to all customers in California by the year 2002. The California electrical industry promotes competition and allows customers a right to choose their electrical supplier. Deregulation of the electric utility industry in California could have a significant adverse effect on electric utility stocks of California issuers. Furthermore, the move toward full competition in California could indicate that similar changes may be made in other states in the future which could negatively impact the profitability of electric utilities. Further deregulation could adversely affect the issuers of certain of the Bonds in the portfolio. In view of the uncertainties regarding the CPUC deregulation plan, it is unclear what effect, if any, that full competition will have on electric utilities in California or whether similar changes will be adopted in other states.
    Certain of the issuers of the Bonds may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through to completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.
    Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility bonds in the Trust to make payments due on these bonds.
    In view of the pending investigations and the other uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations of a company's ability to make interest and principal payments on its outstanding debt.
    TAXABLE MUNICIPAL ISSUES. Certain bonds in the Trust may consist of taxable obligations of municipal issuers. Obligations of municipal issuers can be either general obligations of a government entity that are backed by the taxing power of such entity or revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes.
    General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including an erosion of the tax base due to population declines, natural disasters, declines in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the entity's control.
    As a result of the current recession's adverse impact upon both their revenues and expenditures, as well as other factors, many state and local governments are confronting deficits and potential deficits which are the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases or spending reductions in order to restore budgetary balance. Failure to implement these actions on a timely basis could force the issuers to depend upon market access to finance deficits or cash flow needs.
    In addition, certain of the Bonds may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. Recently, certain proposals, in the form of state legislative proposals or voter initiatives, to limit ad valorem real property taxes have been introduced in various states.
    Revenue bonds, on the other hand, are payable only from revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other special revenue source. The ability of an issuer of revenue bonds to make payments of principal and/or interest on such bonds is primarily dependent upon the success or failure of the facility or class of facilities involved or whether the revenues received from an excise tax or other special revenue source are sufficient to meet obligations.
    Typically, interest income received from municipal issues is exempt from Federal income taxation under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code") and therefore is not includible in the gross income of the owners thereof. However, interest income received for taxable municipal bonds is not exempt from Federal income taxation under Section 103 of the Code. Thus, owners of taxable municipal bonds generally must include interest on such bonds in gross income for Federal income tax purposes and treat such interest as ordinary income.
    Certain of the Bonds may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.
    Certain of the Bonds may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party payor programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program. Such adverse changes also may adversely affect the ratings of Securities held in the portfolio of the Trust; however, because of the insurance obtained by the Trust, the "AAA" rating of the Units of the Trust would not be affected.
    ZERO COUPON BONDS. Certain of the bonds in the Trust may be "zero coupon" bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on the bond at a rate as high as the implicit yield on the discount bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

                             INSURANCE ON THE BONDS
   Insurance has been obtained by the Trust, by the issuer of Bonds in the Trust, by a prior owner of such Bonds, or by the Sponsor prior the deposit of such Bonds guaranteeing prompt payment of interest and principal, when due, in respect of the bonds in such Trust. See "The Trust--Objective and Bond Selection" in the Prospectus. Each insurance policy obtained by the Trust, is non-cancellable and will continue in force so long as such Trust is in existence, the respective Portfolio Insurer is still in business and the Bonds described in such policy continue to be held by such Trust. Non-payment of premiums on a policy obtained by the Trust will not result in the cancellation of insurance but will force the insurer to take action against the Trustee to recover premium payments due it. The Trustee in turn will be entitled to recover such payments from such Trust. Premium rates for each issue of Bonds protected by the policy obtained by the Trust are fixed for the life of the Trust. The premium for any insurance policy or policies obtained by an issuer of bonds has been paid by such issuer, and any such policy or policies are non-cancellable and will continue in force so long as the Bonds so insured are outstanding and the Portfolio Insurer remains in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the claims-paying ability of any such insurer deteriorates, the Portfolio Insurers have no obligation to insure any issue adversely affected by either of the above described events.
    The aforementioned Trust insurance guarantees the timely payment of principal and interest on the Bonds as they fall due. For the purposes of the Portfolio Insurance, "when due" generally means the stated maturity date for the payment of principal and interest. However, in the event (a) an issuer of an a Bond defaults in the payment of principal or interest on such Bond, (b) such issuer enters into a bankruptcy proceeding or (c) the maturity of such Bond is accelerated, the Portfolio Insurer involved has the option, in its sole discretion, for a limited period of time after receiving notice of the earliest to occur of such a default, bankruptcy proceeding or acceleration to pay the outstanding principal amount of such Bond plus accrued interest to the date of such payment and thereby retire the Bond from the Trust prior to such Bond's stated maturity date. The insurance does not guarantee the market value of the Bonds or the value of the Units. Insurance obtained by a Trust is only effective as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, such insurance terminates as to such Bond on the date of sale.
    Pursuant to an irrevocable commitment of the Portfolio Insurers, the Trustee, upon the sale of a Bond covered under a portfolio insurance policy obtained by the Trust, has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium and any expenses related thereto from the proceeds of the sale of such Bond. Accordingly, any Bond in the Trust is eligible to be sold on an insured basis. It is expected that the Trustee would exercise the right to obtain Permanent Insurance only if upon such exercise the Trust would receive net proceeds (sale of Bond proceeds less the insurance premium and related expenses attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis.The insurance premium with respect to each Bond eligible for Permanent Insurance would be determined based upon the insurability of each Bond as of the Date of Deposit and would not be increased or decreased for any change in the creditworthiness of each Bond.
    The Sponsor believes that the Permanent Insurance option provides an advantage to the Trust in that each Bond insured by a Trust insurance policy may be sold out of the Trust with the benefits of the insurance attaching thereto. Thus, the value of the insurance, if any, at the time of sale, can be realized in the market value of the Bond so sold (which is not the case in connection with any value attributable to such Trust's portfolio insurance). See "Public Offering--Offering Price" in the Prospectus. Because any such insurance value may be realized in the market value of the Bond upon the sale thereof upon exercise of the Permanent Insurance option, the Sponsor anticipates that (a) in the event the Trust were to be comprised of a substantial percentage of Bonds in default or significant risk of default, it is much less likely that the Trust would need at some point in time to seek a suspension of redemptions of Units than if the Trust were to have no such option (see "Rights of Unitholders--Redemption of Units" in the Prospectus) and (b) at the time of termination of the Trust, if the Trust were holding defaulted Bonds or Bonds in significant risk of default, the Trust would not need to hold such Bonds until their respective maturities in order to realize the benefits of the Trust's portfolio insurance. (See "Fund Administration--Termination of Trust Agreement" in the Prospectus.)
    Except as indicated below, insurance obtained by the Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value for such insurance (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units if the Bonds covered by such insurance are in default in payment of principal or interest or in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium and related expenses attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bond not covered by Permanent Insurance. See "Public Offering--Offering Price" in the Prospectus for a more complete description of the Trust's method of valuing defaulted Bonds which have a significant risk of default.
    The portfolio insurance policies obtained by the Trust were issued by either AMBAC Assurance or CapMAC. The other policy (or commitment therefor) obtained by a Bond issuer was issued by AMBAC Assurance. See "The Trust--Objective and Bond Selection" in the Prospectus.
   Capital Markets Assurance Corporation ("CapMAC") is a New York-domiciled monoline stock insurance company which engages only in the business of financial guaranty and surety insurance. CapMAC is licensed in all 50 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate, municipal and other financial obligations in the U.S. and international capital markets. CapMAC also provides financial guarantee reinsurance for structured asset-backed, corporate, municipal and other financial obligations written by other major insurance companies.
   CapMAC's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. ("Moody's"), "AAA" by Standard & Poor's, "AAA" by Duff & Phelps Credit Rating Co. ("Duff & Phelps") and "AAA" by Nippon Investors Service, Inc. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.
    Pursuant to a merger of a subsidiary of MBIA Inc. with and into CapMAC Holdings Inc., CapMAC became an indirect wholly-owned subsidiary of MBIA Inc. on February 17, 1998. MBIA Inc., through its wholly-owned subsidiary, MBIA Insurance Corporation, is a financial guaranty insurer of municipal bonds and structured finance transactions. MBIA Insurance Corporation has a claims paying rating of triple-A from Moody's Investor Service, Inc., Standard & Poor's Ratings Services and Fitch IBCA, Inc. (formerly Fitch Investors Service, L.P.). Pursuant to a reinsurance agreement, it is anticipated that CapMAC will cede all of its net insured risks, as well as its unearned premiums and contingency reserves, to MBIA Insurance Corporation and that MBIA Insurance Corporation will reinsure CapMAC's net outstanding exposure. NEITHER MBIA INC. NOR ANY OF ITS STOCKHOLDERS IS OBLIGATED TO PAY ANY CLAIMS UNDER ANY POLICY ISSUED BY CAPMAC OR ANY DEBTS OF CAPMAC OR TO MAKE ADDITIONAL CAPITAL CONTRIBUTIONS TO CAPMAC.
   CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance laws and regulations of the other jurisdictions in which it is licensed. Such insurance laws regulate, among other things, the amount of net exposure per risk that CapMAC may retain, capital transfers, dividends, investment of assets, changes in control, transactions with affiliates and consolidations and acquisitions. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.
   CapMAC's obligations under the Policy(s) may be reinsured. Such reinsurance does not relieve CapMAC of any of its obligations under the Policy(s).
    THE POLICY IS NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE LAW.
   As of December 31, 1995 and 1996, CapMAC had qualified statutory capital (which consists of policyholders' surplus, statutory capital, and contingency reserves) of approximately $260 million and $240 million, respectively, and had not incurred any debt obligations. As of September 30, 1997, CapMAC had qualified statutory capital of $278.6 million and had not incurred any debt obligations. Article 69 of the New York State Insurance Law requires CapMAC to establish and maintain the contingency reserve, which is available to cover claims under policies issued by CapMAC.
   Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, are filed with the Insurance Department of the State of New York and are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone is (212) 755-1155.
   Effective July 14, 1997, AMBAC Indemnity Corporation changed its name to AMBAC Assurance Corporation ("AMBAC Assurance"). AMBAC Assurance is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,967,246,831 (unaudited) and statutory capital of approximately $1,715,481,691 (unaudited) as of March 31, 1998. Statutory capital consists of AMBAC Assurance's policyholders' surplus and statutory contingency reserve. AMBAC Assurance is a wholly owned subsidiary of AMBAC Financial Group, Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's have both assigned a triple-A claims-paying ability rating to AMBAC Assurance.
   Copies of its financial statements prepared in accordance with statutory accounting standards are available from AMBAC Assurance. The address of AMBAC Assurance's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York, 10004 and (212) 668-0340.
   AMBAC Assurance has entered into quota share reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC Assurance has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.
   MBIA Insurance Corporation ("MBIA") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all fifty states, the District of Columbia, the Commonwealth of the Northern Mariana Islands, the Commonwealth of Puerto Rico, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.
   Effective February 17, 1998, MBIA, Inc. acquired all of the outstanding stock of CapMAC, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CapMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves to MBIA. MBIA, Inc. is not obligated to pay debts of or claims against CapMAC.
   As of December 31, 1998, the insurer had admitted assets of $6.5 billion (audited), total liabilities of $4.2 billion (audited), and total capital and surplus of $2.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of June 30, 1999, MBIA had admitted assets of $6.8 billion (unaudited), total liabilities of $4.5 billion (unaudited), and total capital and surplus of $2.3 billion (unaudited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.
   Effective December 31, 1989, MBIA, Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.
   MBIA Inc. is actively managing a high-priority Year 2000 (Y2K) program. The company has established an independent Y2K testing lab in its Armonk headquarters, with a committee of business unit managers overseeing the project. MBIA has a budget of $1.13 million for its 1998-2000 Y2K efforts. Expenditures are proceeding as anticipated, and MBIA does not expect the project budget to materially exceed this amount. MBIA has initiated a comprehensive Y2K plan that includes assessment, remediation, testing and contingency planning. This plan covers "mission-critical" internally developed systems, vendor software, hardware and certain third-party entities through which we conduct our business. Testing to date indicates that functions critical to the financial guarantee business, both domestic and international, were Y2K-ready as of December 31, 1998. Additional testing will continue throughout 1999.
    Moody's Investors Service, Inc. rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG-1," both designated to be of the highest quality.
    Standard & Poor's rates all new issues insured by MBIA "AAA" Prime Grade. Moody's, Standard & Poor's and Fitch IBCA, Inc. (formerly Fitch Investors
Service, L.P.), all rate the claims paying ability of MBIA as "Triple A."
   The Moody's Investors Service, Inc. rating of MBIA should be evaluated independently of the Standard & Poor's rating of MBIA. No application has been made to any other rating agency in order to obtain additional ratings on the Obligations. The ratings reflect the respective rating agency's current assessment of the creditworthiness of MBIA and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the above ratings may be obtained only from the applicable rating agency.
   The above ratings are not recommendations to buy, sell or hold the Obligations and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Obligations.
   Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC") is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 2000, the total capital and surplus of Financial Guaranty was $1.281 billion. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles, and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department, telephone number: (212) 312-3000 or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention:
Financial Condition Property/Casualty Bureau, telephone number: (212) 480-5187.
    In addition, Financial Guaranty is currently licensed to write insurance in all 50 states and the District of Columbia.
    Financial Security Assurance Inc. ("Financial Security" or "FSA") is a monoline insurance company incorporated in 1984 under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.
   Financial Security and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer. Financial Security and its subsidiaries principally insure asset-backed, collateralized and municipal securities. Asset-backed securities are generally supported by residential mortgage loans, consumer or trade receivables, securities or other assets having an ascertainable cash flow or market value. Collateralized securities include public utility first mortgage bonds and sale/leaseback obligation bonds. Municipal securities consist largely of general obligation bonds, special revenue bonds and other special obligations of state and local governments. Financial Security insures both newly issued securities sold in the primary market and outstanding securities sold in the secondary market that satisfy Financial Security's underwriting criteria.
   Financial Security is a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., U S WEST Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder of Financial Security is obligated to pay any debt of Financial Security or its subsidiaries or any claim under any insurance policy issued by Financial Security or its subsidiaries or to make any additional contribution to the capital of Financial Security or its subsidiaries. As of September 30, 1998, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $843,099,000 (unaudited) and $567,000,000 (unaudited), and the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $965,441,000 (unaudited) and $448,500,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention: Communications Department. Its telephone number is (212) 826-0100.
   Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries (including FSA Maryland) are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security and FSA Maryland reinsure a portion of their liabilities under certain of their financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit the obligations of Financial Security or FSA Maryland under any financial guaranty insurance policy.
    The claims-paying ability of Financial Security and FSA Maryland is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's Ratings Services, Nippon Investors Service Inc. and Standard & Poor's (Australia) Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.
   Capital Guaranty Insurance Company was involved in a merger in 1995. On December 20, 1995, Capital Guaranty Corporation ("CGC") merged with a subsidiary of Financial Security Assurance Holdings Ltd. and Capital Guaranty Insurance Company, CGC's principal operating subsidiary, changed its name to Financial Security Assurance of Maryland Inc. ("FSA Maryland") and became a wholly owned subsidiary of Financial Security Assurance Inc. For further description, see "Financial Security Assurance Inc." herein.
   The address of FSA Maryland and its telephone number are Steuart Tower, One Market Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.
   Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries (including FSA Maryland) are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security and FSA Maryland reinsure a portion of their liabilities under certain of their financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit the obligations of Financial Security or FSA Maryland under any financial guaranty insurance policy.
    The claims-paying ability of Financial Security and FSA Maryland is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's Ratings Services, Nippon Investors Service Inc. and Standard & Poor's (Australia) Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.
   Capital Guaranty Insurance Company was involved in a merger in 1995. On December 20, 1995, Capital Guaranty Corporation ("CGC") merged with a subsidiary of Financial Security Assurance Holdings Ltd. and Capital Guaranty Insurance Company, CGC's principal operating subsidiary, changed its name to Financial Security Assurance of Maryland Inc. ("FSA Maryland") and became a wholly owned subsidiary of Financial Security Assurance Inc. For further description, see "Financial Security Assurance Inc." herein.
   The address of FSA Maryland and its telephone number are Steuart Tower, One Market Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.
    Because the Bonds are insured by CapMAC, MBIA or AMBAC Assurance as to the timely payment of principal and interest, when due (as more fully described above), and on the basis of the various reinsurance agreements in effect, Standard & Poor's has assigned to the Units of the Trust its "AAA" investment rating. Such rating will be in effect for a period of thirteen months from the Date of Deposit and will, unless renewed, terminate at the end of such period. The obtaining of this rating by the Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of the Trust or of the Units.
    An objective of portfolio insurance obtained by the Trust is to obtain a higher yield on the Trust portfolio than would be available if all the Bonds in such portfolio had Standard & Poor's "AAA" rating and yet at the same time to have the protection of insurance of prompt payment of interest and principal, when due (as more fully described above), on the Bonds. There is, of course, no certainty that this result will be achieved.
    In the event of nonpayment of interest or principal, when due (as more fully described above), in respect of a Bond, the appropriate Insurer shall make such payment within 30 days after it has been notified that such nonpayment has occurred. The appropriate Insurer, as regards any payment it may make, will succeed to the rights of the Trustee in respect thereof.
    The information relating to the Insurers has been furnished by the respective Insurers. The financial information with respect to the Insurers appears in reports filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof.

                            PORTFOLIO ADMINISTRATION
    The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Unitholder, and for the payment of expenses for which funds may not be available, such of the Bonds designated by the Evaluator as the Trustee in its sole discretion may deem necessary. The Evaluator, in designating such Bonds, will consider a variety of factors, including (a) interest rates, (b) market value and (c) marketability. To the extent that Bonds are sold which are current in payment of principal and interest in order to meet redemption requests and defaulted Bonds are retained in the portfolio in order to preserve the related insurance protection applicable to said Bonds, the overall quality of the Bonds remaining in the Trust's portfolio will tend to diminish. The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in the event of an advanced refunding.
    The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new bonds in exchange or substitution for any Bond pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bond or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bond in the reasonably foreseeable future. Any bond so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated herein and under "Fund Administration--Replacement Bonds" in the Prospectus regarding the substitution of Replacement Bonds for Failed Bonds, the acquisition by the Trust of any bonds other than the Bonds initially deposited is not permitted.
    If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor either pursuant to the portfolio insurance, or otherwise, within 30 days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bonds within 30 days after notification by the Trustee to the Sponsor of such default, the Trustee may in its discretion sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

                               SPONSOR INFORMATION
    Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").
     MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); and real estate advice, financing and investing.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, (630) 684-6000. As of November 30, 1999, the total stockholders' equity of Van Kampen Funds Inc. was $141,554,861 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)
     As of March 31, 2000, the Sponsor and its Van Kampen affiliates managed or supervised more than $100 billion of investment products. The Sponsor and its Van Kampen affiliates managed $84.2 billion of assets for more than 63 open-end mutual funds, 39 closed-end funds and more than 2,700 unit trusts as of March 31, 2000. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.
     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

                               TRUSTEE INFORMATION
   The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.
   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Bonds for the portfolios of any of the Trusts. In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Fund. Such records shall include the name and address of, and the certificates issued by the Fund to, every Unitholder of the Fund. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Bonds held in the Fund.
   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trusts created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Fund Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and bonds of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

                       TERMINATION OF THE TRUST AGREEMENT
    A Trust may be terminated at any time by consent of Unitholders representing 51% of the Units of the Trust then outstanding or by the Trustee when the value of the Trust, as shown by any semi-annual evaluation, is less than 20% of the original principal amount of Bonds.
    A Trust will be liquidated by the Trustee in the event that a sufficient number of Units not yet sold are tendered for redemption by the Underwriters, including the Sponsor, so that the net worth of the Trust would be reduced to less than 40% of the initial principal amount of the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Underwriters, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser.
    The Trust Agreement provides that the Trust shall terminate upon the redemption, sale or other disposition of the last Bond held in the Trust, but in no event shall it continue beyond the end of the year preceding the fiftieth anniversary of the Trust Agreement (twentieth anniversary for intermediate term trusts). In the event of termination of the Trust, written notice thereof will be sent by the Trustee to each Unitholder of the Trust at his address appearing on the registration books of the Trust maintained by the Trustee, such notice specifying the time or times at which the Unitholder may surrender his certificate or certificates for cancellation. Within a reasonable time thereafter the Trustee shall liquidate any Bonds then held in the Trust and shall deduct from the funds of the Trust any accrued costs, expenses or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The sale of Bonds in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount or par amount of Bonds represented by the Units held by such Unitholder. The Trustee shall then distribute to each Unitholder his share of the balance of the Interest and Principal Accounts. With such distribution the Unitholders shall be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion shall determine that any amounts held in reserve are no longer necessary, it shall make distribution thereof to Unitholders in the same manner.

                             DESCRIPTION OF RATINGS
   STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES. A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt bond. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.
   The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.
   The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.
   The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

          II.  Nature of and provisions of the obligation.

          III. Protection afforded by, and relative position of, the bond in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

   AAA--This is the highest rating assigned by Standard & Poor's to a debt bond and indicates an extremely strong capacity to pay principal and interest.
   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
   Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
   Provisional Ratings: A provisional rating ("p") assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.
    MOODY'S INVESTORS SERVICE, INC. A brief description of the applicable Moody's rating symbols and their meanings follows:
   Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. With the occasional exception of oversupply in a few specific instances, the safety of obligations of this class is so absolute that their market value is affected solely by money market fluctuations.
   Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. These Aa bonds are high grade, their market value virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.
   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as higher medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by credit circumstances during a sustained period of depressed business conditions. During periods of normalcy, bonds of this quality frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.
   Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
   Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
   Con--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.






         CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet
                                 The prospectus
                                 The signatures
                     The Consent of Independent Accountants

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Insured Income Trust, Intermediate Series 65 and Series 66, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 25th day of June, 2001.

                               Van Kampen American Capital Insured Income Trust,
                                            Intermediate Series 65 and Series 66
                                                                    (Registrant)

                                                        By VAN KAMPEN FUNDS INC.
                                                                     (Depositor)

                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on August 25, 2000 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman and Chief Executive Officer               )

John H. Zimmermann III   President                                          )

A. Thomas Smith III      Executive Vice President,                          )
                         General Counsel and Secretary                      )

Michael H. Santo         Executive Vice President and Chief Operations      )
                         and Technology Officer                             )


                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.